SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Canada net operating loss carryforwards	$ 4,253,000	$ 3,928,000
United States net operating loss carryforwards	965,000	612,000
Fixed assets	58,000	58,000
Intangibles	356,000	220,000
Accrued expenses	303,000	256,000
Deferred tax asset, ending	5,935,000	5,074,000
Valuation allowance	(5,935,000)	(5,074,000)
Net deferred tax assets